Warrants (Detail) - Fair values estimation assumptions	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Dividend yield	0.00%	0.00%
Warrant [Member]
Risk-free interest rate	0.05% - 0.18%	0.21% - 0.36%	0.08% - 0.21%	0.16% - 0.32%
Expected remaining term	0.14 - 1.39 Years	1.14 - 2.19 Years	0.38 - 1.58 Years	1.25 - 2.39 Years
Expected volatility	94.54% - 128.32%	86.75% - 100.11%	117.58% - 131.42%	80.66% - 85.13%
Dividend yield	0.00%	0.00%	0.00%	0.00%